UNITED STATES
                                  SECURITIES AND EXCHANGE COMMISSION
                                     Washington,  D.C.    20549

                                                FORM 13-F

                                     FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:                   6-30-12

Check here if Amendment  [   ] ;  Amendment Number:
  This Amendment (Check only one.):          [   ]  is a restatement.
                                             [   ]  adds new holdings
                                                     entries

Institutional Investment Manager Filing this Report:

Name:              J. V. BRUNI AND COMPANY
Address:           1528 N. Tejon Street
                   Colorado Springs, CO  80907

Form 13F File Number:        28-7478

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Jerome V. Bruni
Title:           President
Phone:          (719) 575-9880

Signature, Place, and Date of Signing:

Jerome V. Bruni                 Colorado Springs, Colorado            08-02-12

Report Type (Check only one.):

[ x ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                     0

Form 13F Information Table Entry Total:	                              38

Form 13F Information Table Value Total:                          361,059
                                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE




                                      FORM 13F INFORMATION TABLE

                                                                  SHRS OR
                                                                  PRN AMT;
                               TITLE                              SH/PRN;
        NAME OF ISSUE        OF CLASS        CUSIP     (X$1000)   PUT/CALL    DISCRETION MANAGERS      VOTING AUTHORITY
                                                                                                    SOLE   SHARED  NONE
Affiliated Managers Group      Com          008252108   15,129    138,232SH    SOLE      N/A        113,492  0   24,740
American Cap Ltd               Com          02503Y103    1,980    196,841SH    SOLE      N/A        139,249  0   57,592
Ares Cap Corp                  Com          04010L103   19,525  1,223,348SH    SOLE      N/A      1,014,658  0  208,690
Berkshire Hathaway Inc Del   Cl B New       084670702   20,114    241,374SH    SOLE      N/A        200,807  0   40,567
Best Buy Inc                   Com          086516101    7,315    349,019SH    SOLE      N/A        287,849  0   61,170
Brookfield Asset Mgmt Inc    Cl A Ltd Vt Sh 112585104   21,156    639,167SH    SOLE      N/A        530,667  0  108,500
BT Group PLC                   Adr          05577E101   12,503    376,819SH    SOLE      N/A        308,689  0   68,130
Canadian Natl Ry Co            Com          136375102   11,889    140,899SH    SOLE      N/A        116,289  0   24,610
Cemex Sab De Cv              Spon ADR New   151290889    3,577    531,571SH    SOLE      N/A        441,889  0   89,682
Darden Restaurants Inc         Com          237194105   11,425    225,659SH    SOLE      N/A        186,369  0   39,290
Exxon Mobile Corp              Com          30231G102    5,037     58,861SH    SOLE      N/A         49,797  0    9,064
HCC Ins Hldgs Inc              Com          404132102   21,106    672,169SH    SOLE      N/A        555,319  0  116,850
Helmerich & Payne Inc          Com          423452101   11,586    266,457SH    SOLE      N/A        218,397  0   48,060
Howard Hughes Corp             Com          44267D107      468      7,588SH    SOLE      N/A          5,041  0    2,547
Illinois Tool Wks Inc          Com          452308109   12,037    227,579SH    SOLE      N/A        188,589  0   38,990
International Business Machs   Com          459200101   12,789     65,391SH    SOLE      N/A         53,845  0   11,546
Johnson Ctls Inc               Com          478366107    8,307    299,777SH    SOLE      N/A        247,667  0   52,110
Johnson & Johnson              Com          478160104    3,227     47,759SH    SOLE      N/A         40,209  0    7,550
JP Morgan Chase & Co           Com          46625H100   13,781    385,694SH    SOLE      N/A        320,789  0   64,905
Kinder Morgan Inc Del          Com          49456B101   18,894    586,392SH    SOLE      N/A        488,902  0   97,490
Level 3 Communications Inc   Com New        52729N308    9,179    414,409SH    SOLE      N/A        338,816  0   75,593
Lockheed Martin Corp           Com          539830109      417      4,790SH    SOLE      N/A          4,160  0      630
Medtronic Inc                  Com          585055106      847     21,878SH    SOLE      N/A         19,038  0    2,840
Meredith Corp                  Com          589433101    6,781    212,299SH    SOLE      N/A        176,369  0   35,930
NextEra Energy Inc             Com          65339F101      258      3,750SH    SOLE      N/A          3,260  0      490
Posco                        Sponsored ADR  693483109    7,881     97,969SH    SOLE      N/A         79,935  0   18,034
Radian Group Inc               Com          750236101    4,958  1,507,038SH    SOLE      N/A      1,230,778  0  276,260
Reliance Steel & Aluminum Co   Com          759509102   15,176    300,522SH    SOLE      N/A        246,882  0   53,640
Rouse Pptys Inc                Com          779287101    5,939    438,310SH    SOLE      N/A        358,333  0   79,977
Sprint Nextel Corp           Com Ser 1      852061100    5,143  1,577,558SH    SOLE      N/A      1,294,448  0  283,110
Staples Inc                    Com          855030102    8,318    637,384SH    SOLE      N/A        523,644  0  113,740
Taiwan Semiconductor Mfg Ltd Sponsored ADR  874039100    7,018    502,750SH    SOLE      N/A        419,120  0   83,630
TEVA Pharmaceutical Inds Ltd   Adr          881624209    7,430    188,394SH    SOLE      N/A        157,754  0   30,640
Texas Instrs Inc               Com          882508104    5,735    199,879SH    SOLE      N/A        164,739  0   35,140
TJX Cos Inc New                Com          872540109   12,230    284,878SH    SOLE      N/A        235,474  0   49,404
United Technologies Corp       Com          913017109   13,728    181,750SH    SOLE      N/A        150,820  0   30,930
Vanguard Bd Index Fd Inc     Total Bnd Mrk  921937835      461      5,460SH    SOLE      N/A          1,850  0    3,610
Wells Fargo & Co New           Com          949746101   17,715    529,760SH    SOLE      N/A        435,050  0   94,710
